Supplement Dated March 4, 2009 to Prospectus Dated May 1, 2008 for BEACON ADVISOR Flexible Contribution Deferred Variable Annuity Contract	OM Financial Life Insurance Company Old Mutual Financial Network Separate Account VA

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus shown above (“prospectus”). Please read it carefully and keep it with your variable annuity contract prospectus.

1.         Effective March 31, 2009, the OM Financial Asset Allocation Models (individually “Model”), described on pages 15 – 16 of the prospectus, will be discontinued. If you are invested in a Model on the date it is terminated, you will remain invested as you are invested on the date of termination unless you elect to change your allocations. Your election to rebalance your Contract Value quarterly will remain in effect until you change it. Your Limited Investment Advisory Agreement with Old Mutual Capital, Inc. will terminate on the earlier of the date you reallocate out of a Model, or March 31, 2009.

2.         Effective March 31, 2009, the Optional Guaranteed Minimum Withdrawal Benefit rider and the Optional Guaranteed Minimum Death Benefit riders described on pages 19 – 21 of the prospectus are no longer be available for sale.

3.         Effective March 31, 2009, the Optional GMWB Feature Rules on page 20 of the prospectus are modified by deleting the second bullet (rule) and inserting the following two bullets (rules):

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To elect and retain an optional GMWB feature, your Contract Value must be 100% allocated to any combination of Subaccounts with a minimum of 25% of Contract Value allocated to Category A Subaccounts and no more than 15% of Contract Value is allocated to Category C Subaccounts. Subaccounts we classify as Category A and Category C are identified on the cover page of the prospectus and will be identified in the application to select a GMWB. Any Contract transaction (transfer, withdrawal, or additional contribution) must result in Contract allocations consistent with this rule.

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Notwithstanding the foregoing, if you are invested in the Moderate Conservative, Moderate, or Moderate Aggressive Model on March 31, 2009, you may invest in any combination of Subaccounts with Contract Value allocated to Category A Subaccounts no less than the percentage of Category A Subaccounts in the Model in which you are invested, and Contract Value allocated Category C Subaccounts no more than the percentage of Category C Subaccounts in the Model in which you are invested. We will provide these percentages upon request.

4.         Effective March 31, 2009, the Enhanced GMDB Feature Rules on page 21 of the prospectus are modified by deleting the second bullet (rule) and inserting the following two bullets (rules):

Retain this Supplement with your Beacon Advisor Prospectus.

If you no longer have your prospectus, you may obtain a copy by calling us at 1-866-599-2760.

Beacon Advisor prospectus Supplement dated March 4, 2009.	Page 1 of 2

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To elect and retain the Enhanced GMDB feature, your Contract Value must be 100% allocated to any combination of Subaccounts with a minimum of 25% of Contract Value allocated to Category A Subaccounts and no more than 15% of Contract Value is allocated to Category C Subaccounts. Subaccounts we classify as Category A and Category C are identified on the cover page of the prospectus and will be identified in the application to select the Enhanced GMDB. Any Contract transaction (transfer, withdrawal, or additional contribution) must result in Contract allocations consistent with this rule.

•

Notwithstanding the foregoing, if you are invested in the Moderate Conservative, Moderate, or Moderate Aggressive Model on March 31, 2009, you may invest in any combination of Subaccounts with Contract Value allocated to Category A Subaccounts no less than the percentage of Category A Subaccounts in the Model in which you are invested, and Contract Value allocated Category C Subaccounts no more than the percentage of Category C Subaccounts in the Model in which you are invested. We will provide these percentages upon request.

Retain this Supplement with your Beacon Advisor Prospectus.

If you no longer have your prospectus, you may obtain a copy by calling us at 1-866-599-2760.

Beacon Advisor prospectus Supplement dated March 4, 2009.	Page 2 of 2

Supplement Dated March 4, 2009 to Prospectus Dated May 1, 2008 for BEACON ADVISOR Flexible Contribution Deferred Variable Annuity Contract	OM Financial Life Insurance Company Old Mutual Financial Network Separate Account VA

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus shown above (“prospectus”). Please read it carefully and keep it with your variable annuity contract prospectus.

1.         Effective March 31, 2009, the OM Financial Asset Allocation Models (individually “Model”), described on pages 15 – 16 of the prospectus, will be discontinued. If you are invested in a Model on the date it is terminated, you will remain invested as you are invested on the date of termination unless you elect to change your allocations. Your election to rebalance your Contract Value quarterly will remain in effect until you change it. Your Limited Investment Advisory Agreement with Old Mutual Capital, Inc. will terminate on the earlier of the date you reallocate out of a Model, or March 31, 2009.

2.         Effective March 31, 2009, the Optional Guaranteed Minimum Withdrawal Benefit rider and the Optional Enhanced Guaranteed Minimum Death Benefit rider described on pages 19 – 21 of the prospectus are no longer be available for sale.

3.         Effective March 31, 2009, the Optional GMWB Feature Rules on page 20 of the prospectus are modified by deleting the second bullet (rule) and inserting the following two bullets (rules):

•

To elect and retain an optional GMWB feature, your Contract Value must be 100% allocated to any combination of Subaccounts with a minimum of 25% of Contract Value allocated to Category A Subaccounts and no more than 15% of Contract Value is allocated to Category C Subaccounts. Subaccounts we classify as Category A and Category C are identified on the cover page of the prospectus and will be identified in the application to select a GMWB. Any Contract transaction (transfer, withdrawal, or additional contribution) must result in Contract allocations consistent with this rule.

•

Notwithstanding the foregoing, if you are invested in the Moderate Conservative, Moderate, or Moderate Aggressive Model on March 31, 2009, you may invest in any combination of Subaccounts with Contract Value allocated to Category A Subaccounts no less than the percentage of Category A Subaccounts in the Model in which you are invested, and Contract Value allocated Category C Subaccounts no more than the percentage of Category C Subaccounts in the Model in which you are invested. We will provide these percentages upon request.

4.         Effective March 31, 2009, the Enhanced GMDB Feature Rules on page 21 of the prospectus are modified by deleting the second bullet (rule) and inserting the following two bullets (rules):

Retain this Supplement with your Beacon Advisor Prospectus.

If you no longer have your prospectus, you may obtain a copy by calling us at 1-866-599-2760.

Beacon Advisor prospectus Supplement dated March 4, 2009.	Page 1 of 2

•

To elect and retain the Enhanced GMDB feature, your Contract Value must be 100% allocated to any combination of Subaccounts with a minimum of 25% of Contract Value allocated to Category A Subaccounts and no more than 15% of Contract Value is allocated to Category C Subaccounts. Subaccounts we classify as Category A and Category C are identified on the cover page of the prospectus and will be identified in the application to select the Enhanced GMDB. Any Contract transaction (transfer, withdrawal, or additional contribution) must result in Contract allocations consistent with this rule.

•

Notwithstanding the foregoing, if you are invested in the Moderate Conservative, Moderate, or Moderate Aggressive Model on March 31, 2009, you may invest in any combination of Subaccounts with Contract Value allocated to Category A Subaccounts no less than the percentage of Category A Subaccounts in the Model in which you are invested, and Contract Value allocated Category C Subaccounts no more than the percentage of Category C Subaccounts in the Model in which you are invested. We will provide these percentages upon request.

Retain this Supplement with your Beacon Advisor Prospectus.

If you no longer have your prospectus, you may obtain a copy by calling us at 1-866-599-2760.

Beacon Advisor prospectus Supplement dated March 4, 2009.	Page 2 of 2